November 22, 2021
Pioneer Funds
Supplement to the Prospectuses, as in effect and as may be amended from time to time, for:
Fund	Date of Prospectus
Pioneer AMT-Free Municipal Fund	April 1, 2021
Pioneer Balanced ESG Fund	December 1, 2020
Pioneer Bond Fund	November 1, 2021
Pioneer Core Equity Fund	May 1, 2021
Pioneer Corporate High Yield Fund	December 31, 2020
Pioneer Disciplined Growth Fund	December 31, 2020
Pioneer Disciplined Value Fund	December 31, 2020
Pioneer Emerging Markets Equity Fund	February 1, 2021
Pioneer Equity Income Fund	March 1, 2021
Pioneer Flexible Opportunities Fund	March 1, 2021
Pioneer Floating Rate Fund	March 1, 2021
Pioneer Fund	May 1, 2021
Pioneer Fundamental Growth Fund	August 1, 2021
Pioneer Global Equity Fund	December 31, 2020
Pioneer Global High Yield Fund	March 1, 2021
Pioneer Global Sustainable Growth Fund	May 7, 2021
Pioneer Global Sustainable Value Fund	May 7, 2021
Pioneer High Income Municipal Fund	December 18, 2020
Pioneer High Yield Fund	March 1, 2021
Pioneer International Equity Fund	April 1, 2021
Pioneer Intrinsic Value Fund	May 7, 2021
Pioneer Mid Cap Value Fund	March 1, 2021
Pioneer Multi-Asset Income Fund	December 1, 2020
Pioneer Multi-Asset Ultrashort Income Fund	August 1, 2021
Pioneer Real Estate Shares	May 1, 2021
Pioneer Securitized Income Fund	June 30, 2021 (as revised July 30, 2021)
Pioneer Select Mid Cap Growth Fund	April 1, 2021
Pioneer Short Term Income Fund	December 31, 2020
Pioneer Solutions – Balanced Fund	December 1, 2020
Pioneer Strategic Income Fund	February 1, 2021
Pioneer U.S. Government Money Market Fund	May 1, 2021

The fund has entered into an agreement with BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, Massachusetts 01581, to act as shareholder servicing and transfer agent for the fund.
Effective November 22, 2021, the following replaces the corresponding information under the headings below.

In the Fund Summary section - Purchase and sale of fund shares
You may purchase, exchange or sell (redeem) shares each day the New York Stock Exchange is open through your financial intermediary or, for accounts held directly with the fund, by contacting the fund in writing or by telephone: Pioneer Funds, P.O. Box 9897, Providence, RI 02940-8097, tel. 1-800-225-6292.
In the Buying, exchanging and selling shares section – Opening your account
Call or write to the fund for account applications, account options forms and other account information:
Pioneer Funds
P.O. Box 9897
Providence, RI 02940-8097
Telephone 1-800-225-6292
In the Buying, exchanging and selling shares section – How to buy shares
By wire (Class K or Class Y shares only)
If you have an existing (Class K or Class Y shares only) account, you may wire funds to purchase shares. Note, however, that:
•
BNY Mellon must receive your wire no later than 11:00 a.m. Eastern time on the business day after the fund receives your request to purchase shares
•
If BNY Mellon does not receive your wire by 11:00 a.m. Eastern time on the next business day, your transaction will be canceled at your expense and risk
•
Wire transfers normally take two or more hours to complete and a fee may be charged by the sending bank
•
Wire transfers may be restricted on holidays and at certain other times
Instruct your bank to wire funds to:
Receiving Bank:	BNY Mellon, NA ABA Routing No. 011001234 BNY Mellon Investment Servicing (US) Inc. as agent FBO Amundi US Funds Consolidated Account Account 727296

For further credit to:	Shareholder Name Existing Pioneer Account No. [Fund name]
In the Buying, exchanging and selling shares section – How to contact us
By mail
Send your written instructions to:
Pioneer Funds
P.O. Box 9897
Providence, RI 02940-8097
32774-00-1121
©2021 Amundi Distributor US, Inc.
Underwriter of Pioneer mutual funds
Member SIPC